Note 3 - Significant Accounting Judgements and Estimates (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Total provisions	$ 2,967	$ 3,066	$ 3,818	$ 3,932
Deferred tax assets for unused tax losses	1,900	800	$ 1,005	$ 1,005
Litigation provision [member]
Statement Line Items [Line Items]
Total provisions	$ 480	$ 1,100